Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance [Tables] [Abstract]
Effects of Reinsurance
(In millions)	2011	2010	2009
Premiums and Fees
Short-duration contracts:
Direct	$17,423	$16,611	$13,886
Assumed	158	496	1,076
Ceded	(185)	(187)	(192)
	17,396	16,920	14,770
Long-duration contracts:
Direct	1,919	1,687	1,499
Assumed	36	36	33
Ceded:
Individual life insurance and annuity business sold	(203)	(195)	(209)
Other	(59)	(55)	(52)
	1,693	1,473	1,271
Total	$19,089	$18,393	$16,041
Reinsurance recoveries
Individual life insurance and annuity business sold	$310	$321	$322
Other	213	156	178
Total	$523	$477	$500